United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Federated International Bond Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—77.3%
		AUSTRALIAN DOLLAR—2.0%
		Sovereign—2.0%
300,000		Australia, Government of, 2.75%, 4/21/2024	$221,365
640,000		Australia, Government of, Series 21, 5.50%, 6/21/2021	527,897
		TOTAL	749,262
		TOTAL AUSTRALIAN DOLLAR	749,262
		BRITISH POUND—11.3%
		Insurance—2.6%
700,000		MetLife Global Funding I, Series EMTN, 2.875%, 1/11/2023	969,803
		Sovereign—8.7%
1,200,000		United Kingdom, Government of, 2.00%, 9/7/2025	1,768,925
100,000		United Kingdom, Government of, 4.25%, 12/7/2027	179,889
400,000		United Kingdom, Government of, 4.25%, 3/7/2036	749,899
90,000		United Kingdom, Government of, 4.75%, 12/7/2038	182,557
180,000		United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	331,730
		TOTAL	3,213,000
		TOTAL BRITISH POUND	4,182,803
		CANADIAN DOLLAR—1.7%
		Sovereign—1.7%
300,000		Canada, Government of, 5.75%, 6/1/2029	334,002
370,000		Canada, Government of, Unsecd. Note, 0.75%, 3/1/2021	274,662
		TOTAL	608,664
		TOTAL CANADIAN DOLLAR	608,664
		DANISH KRONE—0.2%
		Mortgage Banks—0.2%
364,191		Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	58,358
		EURO—32.0%
		Sovereign—32.0%
340,000	[1,2]	Belgium, Government of, 0.80%, 6/22/2025	381,954
500,000		Belgium, Government of, 2.25%, 6/22/2023	631,337
200,000	[1,2]	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	249,400
500,000		France, Government of, 0.50%, 5/25/2025	549,704
750,000		France, Government of, 3.75%, 4/25/2021	982,903
850,000		France, Government of, 4.25%, 10/25/2023	1,218,162
190,000		France, Government of, 4.50%, 4/25/2041	345,230
210,000		Germany, Government of, 3.25%, 7/4/2021	273,717
700,000		Germany, Government of, Unsecd. Note, 1.50%, 2/15/2023	855,807
1,050,000		Italy, Government of, 2.15%, 12/15/2021	1,239,133
900,000		Italy, Government of, 4.50%, 5/1/2023	1,218,803
1,000,000		Italy, Government of, 4.50%, 3/1/2024	1,365,171
900,000	[1,2]	Netherlands, Government of, 1.75%, 7/15/2023	1,108,273
1,250,000	[1,2]	Spain, Government of, Unsecd. Note, 1.60%, 4/30/2025	1,376,980
		TOTAL	11,796,574
		TOTAL EURO	11,796,574

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	JAPANESE YEN—29.7%
	Banking—11.1%
130,000,000	Asian Development Bank, 2.35%, 6/21/2027	$1,471,266
155,000,000	European Investment Bank, Sr. Unsecd. Note, 2.15%, 1/18/2027	1,712,004
25,000,000	KFW, 2.05%, 2/16/2026	269,988
70,000,000	Rabobank Nederland NV, Utrecht, Series EMTN, 1.85%, 4/12/2017	633,449
	TOTAL	4,086,707
	Finance—2.4%
97,000,000	General Electric Capital Corp., Series MTN, 2.00%, 2/22/2017	875,241
	Sovereign—16.2%
30,000,000	Italy, Government of, Sr. Unsecd. Note, 3.70%, 11/14/2016	271,944
40,000,000	Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	404,509
193,000,000	Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	2,107,381
80,000,000	Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2026	871,518
215,000,000	Japan, Government of, Sr. Unsecd. Note, 2.10%, 3/20/2027	2,349,297
	TOTAL	6,004,649
	TOTAL JAPANESE YEN	10,966,597
	SWEDISH KRONA—0.4%
	Sovereign—0.4%
1,350,000	Sweden, Government of, 1.00%, 11/12/2026	161,688
	TOTAL BONDS (IDENTIFIED COST $28,054,267)	28,523,946
	PURCHASED PUT OPTION—0.0%
423,066	Goldman Sachs EUR PUT/NOK CALL, Strike Price 9.35 EUR, Expiration Date 5/5/2016 (IDENTIFIED COST $5,019)	5,185
	INVESTMENT COMPANIES—21.6%[3]
7,396,534	Federated Prime Value Obligations Fund, Institutional Shares,0.43%[4]	7,396,534
61,473	Federated Project and Trade Finance Core Fund	574,160
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,011,057)	7,970,694
	TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $36,070,343)[5]	36,499,825
	OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	404,695
	TOTAL NET ASSETS—100%	$36,904,520
At February 29, 2016, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7]Euro-Bund Futures Long Futures	3	$543,645	March 2016	$21,169
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,747,533 and $904,935, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market values of purchased options held by the Fund throughout the period was $4,818. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 29, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/17/2016	BNP Paribas	1,475,000 EUR	1,627,560	$(22,093)
3/17/2016	BNP Paribas	600,000 EUR	$660,255	$(7,184)
3/17/2016	BNP Paribas	600,000 EUR	$664,086	$(11,014)
3/17/2016	JPMorgan	1,000,000 EUR	$1,093,592	$(5,139)
3/17/2016	Morgan Stanley	$1,500,000	168,043,500 JPY	$8,705
4/6/2016	Morgan Stanley	900,000 AUD	884,314 CAD	$(12,387)
4/6/2016	JPMorgan	1,950,000 AUD	$1,363,679	$25,640
4/6/2016	JPMorgan	277,174 EUR	$302,832	$(952)
4/6/2016	JPMorgan	270,000 EUR	$296,446	$(2,380)
4/6/2016	JPMorgan	1,000,000 EUR	$1,118,456	$(29,323)
4/6/2016	JPMorgan	136,522 EUR	$152,694	$(4,003)
4/6/2016	JPMorgan	113,478 EUR	$126,920	$(3,328)
4/6/2016	Barclays	900,000 EUR	$996,471	$(16,251)
4/6/2016	Citibank	380,000 GBP	767,923 CAD	$(38,607)
4/6/2016	JPMorgan	380,000 GBP	767,588 CAD	$(38,359)
4/6/2016	JPMorgan	380,000 GBP	764,443 CAD	$(36,034)
4/6/2016	Barclays	640,000 GBP	1,291,674 SGD	$(27,019)
4/6/2016	Morgan Stanley	900,000 NZD	5,196,222 NOK	$(5,297)
4/6/2016	JPMorgan	397,476 NZD	$255,204	$6,091
4/6/2016	JPMorgan	1,702,524 NZD	$1,110,904	$8,311
4/6/2016	JPMorgan	850,000 SGD	68,439,195 JPY	$(3,710)
4/6/2016	JPMorgan	$288,000	407,132 CAD	$(12,918)
4/6/2016	JPMorgan	$300,000	421,427 CAD	$(11,484)
4/6/2016	JPMorgan	$168,000	235,975 CAD	$(6,413)
4/6/2016	BNP Paribas	$820,000	96,227,000 JPY	$(34,528)
4/6/2016	BNP Paribas	$840,000	98,574,000 JPY	$(35,370)
4/6/2016	JPMorgan	$1,400,000	162,200,892 JPY	$(40,399)
4/6/2016	JPMorgan	$960,000	115,465,987 JPY	$(65,377)
4/6/2016	JPMorgan	$1,100,000	20,005,472 MXN	$177
5/23/2016	JPMorgan	790,000 AUD	$556,579	$5,119
5/23/2016	JPMorgan	418,391 EUR	327,082 GBP	$984
5/23/2016	JPMorgan	800,000 EUR	$875,002	$(2,367)
5/23/2016	JPMorgan	200,000 EUR	$217,862	$297
5/23/2016	JPMorgan	200,000 GBP	2,424,667 SEK	$(5,681)
5/23/2016	JPMorgan	300,000 GBP	$416,769	$918
5/23/2016	Citibank	105,300,000 JPY	$897,858	$38,469
5/23/2016	Morgan Stanley	$1,000,000	112,882,000 JPY	$(3,746)
5/23/2016	JPMorgan	$1,320,000	156,102,210 JPY	$(68,060)
5/23/2016	JPMorgan	$300,000	35,138,145 JPY	$(12,448)
5/23/2016	BNP Paribas	$800,000	93,352,000 JPY	$(30,085)
5/23/2016	Citibank	$1,100,000	125,809,244 JPY	$(18,695)
5/24/2016	JPMorgan	610,000 CAD	$436,822	$14,086
Contracts Sold:
3/17/2016	Morgan Stanley	$1,500,000	169,052,250 JPY	$247
3/17/2016	Morgan Stanley	$1,500,000	167,118,750 JPY	$(16,911)
4/6/2016	Morgan Stanley	900,000 AUD	888,069 CAD	$15,162
4/6/2016	Citibank	380,000 GBP	766,092 CAD	$37,253
4/6/2016	JPMorgan	380,000 GBP	758,549 CAD	$31,678
4/6/2016	JPMorgan	380,000 GBP	758,549 CAD	$31,678

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold: (continued)
4/6/2016	JPMorgan	$756,000	1,063,829 CAD	$30,294
4/6/2016	JPMorgan	850,000 SGD	67,666,800 JPY	$(3,149)
4/6/2016	JPMorgan	$820,000	97,266,038 JPY	$43,755
4/6/2016	JPMorgan	$1,800,000	216,798,066 JPY	$125,240
4/6/2016	JPMorgan	$1,400,000	161,351,386 JPY	$32,855
4/6/2016	Barclays	500,000 EUR	4,768,165 NOK	$3,202
4/6/2016	Morgan Stanley	900,000 NZD	5,192,550 NOK	$4,875
4/6/2016	Barclays	640,000 GBP	1,279,994 SGD	$18,718
4/6/2016	JPMorgan	357,500 AUD	$249,920	$(4,789)
4/6/2016	JPMorgan	1,592,500 AUD	$1,113,185	$(21,426)
4/6/2016	Citibank	900,000 EUR	$1,002,332	$22,112
4/6/2016	JPMorgan	683,696 EUR	$742,673	$(1,963)
4/6/2016	Bank of America	1,000,000 EUR	$1,103,720	$14,586
4/6/2016	Citibank	113,478 EUR	$126,238	$2,645
4/6/2016	JPMorgan	2,100,000 NZD	$1,360,058	$(20,451)
5/23/2016	Barclays	1,400,000 EUR	1,105,615 GBP	$12,228
5/23/2016	JPMorgan	$1,320,000	155,146,332 JPY	$59,560
5/23/2016	JPMorgan	$300,000	35,538,687 JPY	$16,010
5/23/2016	JPMorgan	$800,000	93,288,832 JPY	$29,524
5/23/2016	Citibank	$1,100,000	126,011,600 JPY	$20,494
5/23/2016	Citibank	$370,000	3,166,107 NOK	$(6,346)
5/23/2016	JPMorgan	260,000 EUR	2,403,077 SEK	$(1,997)
5/23/2016	JPMorgan	200,000 GBP	2,450,900 SEK	$8,756
5/23/2016	JPMorgan	$400,000	3,389,113 SEK	$(2,839)
5/23/2016	Bank of America	790,000 AUD	$556,689	$(5,009)
5/23/2016	JPMorgan	800,000 EUR	$877,738	$5,103
5/23/2016	JPMorgan	200,000 EUR	$219,434	$1,276
5/23/2016	Morgan Stanley	925,000 NZD	$604,575	$(1,920)
5/24/2016	JPMorgan	610,000 CAD	$435,070	$(15,837)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(37,240)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $528,496 and $534,965, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $3,116,607, which represented 8.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2016, these liquid restricted securities amounted to $3,116,607, which represented 8.4% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	At February 29, 2016, the cost of investments for federal tax purposes was $36,311,815. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $188,010. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,110,691 and net unrealized depreciation from investments for those securities having an excess of cost over value of $922,681.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$28,523,946	$—	$28,523,946
Purchased Put Option	5,185	—	—	5,185
Investment Companies[1]	7,396,534	574,160	—	7,970,694
TOTAL SECURITIES	$7,401,719	$29,098,106	$—	$36,499,825
Other Financial Instruments:[2]
Assets	$15,984	$681,233	$—	$697,217
Liabilities	—	(713,288)	—	(713,288)
TOTAL OTHER FINANCIAL INSTRUMENTS	$15,984	$(32,055)	$—	$(16,071)
1	Federated Project and Trade Finance Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available and the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016